Financial Risk Management - Fixed and floating rate borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings	$ 1,208,344	$ 1,126,658	$ 1,486,445
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings	747,712	693,771
Variable rate
Disclosure of financial instruments by type of interest rate [line items]
Total Borrowings	$ 460,632	$ 432,887